NON-CONTROLLING INTERESTS	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 11 - NON-CONTROLLING INTERESTS

On September 23, 2010, the Company, through a reverse merger, acquired 100% of the outstanding shares of Maple Carpenter Creek Holdings, Inc., ("MCCH"), a holding Company, with an 80% interest in Maple Carpenter Creek, LLC ("MCC"), which in turn owned a 95% interest in the subsidiary, Carpenter Creek, LLC ("CC"), and a 98.12% interest in Armadillo Holdings Group Corp. ("AHGC"), which in turn owned an 80% interest in Armadillo Mining Corp. ("AMC"). The non-controlling interest of 1.88% in AHGC was acquired by MCCH on December 21, 2010 in exchange for 31,334 shares of the Company’s common stock resulting in 100% ownership of AHGC. On March 22, 2011, AHGC acquired 14.6% of AMC and on April 30, 2012, an additional 4% interest for a total of 98.6% based upon agreement with the minority interest holder to reduce their interest based upon proportionate share of additional capital contributed to AMC.

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the "Trust"), whose beneficiaries are the existing shareholders of MMEX. AMC through the Trust controls the Hunza coal interest previously owned by the Company.

On September 1, 2016, the Company entered into a stock assignment agreement with LatAm Services, LLC (“LatAm”), a related party, pursuant to which it assigned MCCH to LatAm. With the assignment of MCCH to LatAm, the Company has exited the Hunza coal project to focus on energy related projects under its new business plan.

On September 23, 2010, the Company, through a reverse merger, acquired 100% of the outstanding shares of Maple Carpenter Creek Holdings, Inc., ("MCCH"), a holding Company, with an 80% interest in Maple Carpenter Creek, LLC ("MCC"), which in turn owned a 95% interest in the subsidiary, Carpenter Creek, LLC ("CC"), and a 98.12% interest in Armadillo Holdings Group Corp. ("AHGC"), which in turn owned an 80% interest in Armadillo Mining Corp. ("AMC"). The non-controlling interest of 1.88% in AHGC was acquired by MCCH on December 21, 2010 in exchange for 31,334 shares of the Company’s common stock resulting in 100% ownership of AHGC. On March 22, 2011, AHGC acquired 14.6% of AMC and on April 30, 2012, an additional 4% interest for a total of 98.6% based upon agreement with the minority interest holder to reduce their interest based upon proportionate share of additional capital contributed to AMC.